Related Party Transactions - Schedule of Operating Entity’s Sales Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Operating Entity’s Sales Transactions [Line Items]
Total sales transactions	$ 125,096	$ (1,703)
Quanzhou Huasen [Member]
Schedule of Operating Entity’s Sales Transactions [Line Items]
Total sales transactions	25,429	11,592
Related Party [Member]
Schedule of Operating Entity’s Sales Transactions [Line Items]
Total sales transactions	$ 25,429	$ 11,592